SCHEDULE 1	12 Months Ended
Dec. 31, 2012
SCHEDULE 1

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2010	2011	2012
General and administrative expenses*	$(2,763)	$(2,374)	$(1,729)
Other income, net	23	1,186	15,165
Interest income on loan to a subsidiary	11,568	7,721	4,818
Interest income	233	725	1,421

Income before income tax	9,061	7,258	19,675
Income tax expenses	—	—	—

Income before share of net profits of subsidiaries, net of taxes	9,061	7,258	19,675
Share of net profits (losses) of subsidiaries, net of taxes	5,945	(6,753)	47,246

Net income attributable to Nam Tai shareholders	$15,006	$505	$66,921
Other comprehensive income	—	—	—

Comprehensive income attributable to Nam Tai shareholders	$15,006	$505	$66,921

* Amount of share-based compensation expense included in general and administrative expenses	$95	$112	$547

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$66,218	$68,568
Fixed deposits maturing over three months	34,825	49,182
Prepaid expenses and other receivables	504	276
Amounts due from subsidiaries	38,545	29,566

Total current assets	140,092	147,592
Property, plant and equipment, net	4,487	4,221
Loan to a subsidiary—non-current	93,108	93,108
Investments in subsidiaries	98,945	146,191

Total assets	$336,632	$391,112

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$1,881	$1,438
Dividend payable	12,545	26,882

Total liabilities	14,426	28,320

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2011 and 2012)	448	448
Additional paid-in capital	287,055	287,602
Retained earnings	34,711	74,750
Accumulated other comprehensive loss	(8)	(8)

Total shareholders’ equity	322,206	362,792

Total liabilities and shareholders’ equity	$336,632	$391,112

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2010	44,803,735	$448	$285,264	$40,706	$(8)	$326,410
Equity-settled share-based payment	—	—	95	—	—	95
Deemed contribution of services	—	—	1,584	—	—	1,584
Net income	—	—	—	15,006	—	15,006
Cash dividends ($0.20 per share)	—	—	—	(8,961)	—	(8,961)

Balance at December 31, 2010	44,803,735	$448	$286,943	$46,751	$(8)	$334,134
Equity-settled share-based payment	—	—	112	—	—	112
Net income	—	—	—	505	—	505
Cash dividends ($0.28 per share)	—	—	—	(12,545)	—	(12,545)

Balance at December 31, 2011	44,803,735	$448	$287,055	$34,711	$(8)	$322,206

Equity-settled share-based payment	—	—	547	—	—	547
Net income	—	—	—	66,921	—	66,921
Cash dividends ($0.60 per share)	—	—	—	(26,882)	—	(26,882)

Balance at December 31, 2012	44,803,735	$448	$287,602	$74,750	$(8)	$362,792

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	$15,006	$505	$66,921

Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	(5,945)	6,753	(47,246)
Depreciation	—	221	266
Loss on disposal of property, plant and equipment	1	—	—
Share-based compensation expenses	95	112	547
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(133)	(371)	228
Increase (decrease) in accrued expenses and other payables	658	231	(443)

Net cash provided by operating activities	$9,682	$7,451	$20,273

Cash flows from investing activities:
Purchase of property, plant and equipment	—	(4,708)	—
(Increase) decrease in deposit for purchase of property, plant and equipment	(433)	433	—
Decrease (increase) in fixed deposits maturing over three months	12,903	(34,825)	(14,357)
(Increase) decrease in amounts due from subsidiaries	(21,729)	(5,682)	8,979

Net cash used in investing activities	$(9,259)	$(44,782)	$(5,378)

Cash flows from financing activities:
Decrease in amounts due to subsidiaries	(3,488)	(11,194)	—
Proceeds from loan to a subsidiary	—	35,371	—
Dividend paid	—	(8,961)	(12,545)

Net cash (used in) provided by financing activities	$(3,488)	$15,216	$(12,545)

Net (decrease) increase in cash and cash equivalents	(3,065)	(22,115)	2,350
Cash and cash equivalents at beginning of year	91,398	88,333	66,218

Cash and cash equivalents at end of year	$88,333	$66,218	$68,568

SCHEDULE 1

NAM TAI ELECTRONICS, INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2012, $350,256 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2010, 2011 and 2012.

During the years ended December 31, 2010, 2011 and 2012, no cash dividend was declared and paid by subsidiaries to the Company.